Schedule of Fair Value of Convertible Promissory Notes Using the Black Scholes Option Pricing Model (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 1	0.21%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 2	1.54
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 3	219.86%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 4	$ 0.25
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 5	0.00%